CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A common stock
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	23,000,000	23,000,000
Ordinary shares, shares outstanding	23,000,000	23,000,000
Ordinary shares, Subject to possible redemption issued	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption	23,000,000	23,000,000
Ordinary shares, redemption value per share	$ 10.00	$ 10.00
Class B common stock
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000